UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – December 31, 2014 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 31.8%

	Financials — 20.5%
$850,000	American Express Co.,
	5.200%, 6/29/49(B)	$863,253
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	481,712
1,200,000	American Tower Corp.,
	4.500%, 1/15/18	1,274,384
2,300,000	Australia & New Zealand Banking
	Group Ltd., 3.450%, 8/8/22(B)	2,382,391
4,647,000	Bank of America Corp.,
	8.000%, 7/29/49(B)	4,989,716
2,700,000	Barclays PLC, 8.250%, 12/29/49(B)†	2,767,281
2,350,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)	2,715,730
2,722,000	Citigroup, Inc., 5.800%, 11/29/49(B)	2,722,000
2,101,000	DDR Corp. MTN, 7.500%, 7/15/18	2,455,823
2,216,385	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	2,302,024
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	2,027,341
1,500,000	Federal Home Loan Mortgage Corp.,
	2.375%, 1/13/22	1,515,441
1,650,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,732,614
4,500,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(B)	5,236,875
2,222,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(B)	2,247,553
2,000,000	HSBC Holdings PLC,
	5.625%, 12/29/49(B)	2,007,000
1,550,000	JPMorgan Chase & Co.,
	6.750%, 8/29/49(B)	1,635,250
2,810,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(B)	3,024,403
2,250,000	M&T Bank Corp., 6.450%, 12/29/49(B)	2,387,812
1,350,000	Nippon Life Insurance Co., 144a,
	5.100%, 10/16/44(B)	1,410,750
2,500,000	PNC Financial Services Group, Inc.,
	4.451%, 5/29/49(B)	2,500,000
1,875,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)	2,057,812
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,479,250
850,000	SunTrust Banks, Inc.,
	5.625%, 12/29/49(B)	854,250
4,975,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)	5,491,156
1,930,000	Westpac Banking Corp. EMTN (AUD),
	3.625%, 2/28/23(B)	1,984,814
2,312,000	Zions Bancorporation,
	5.800%, 12/29/49(B)	2,182,528
		63,729,163

	Industrials — 7.1%
2,840,899	Air Canada 2013-1 Class A Pass
	Through Trust, 144a,
	4.125%, 5/15/25	2,869,308
2,745,000	Asciano Finance Ltd., 144a,
	5.000%, 4/7/18	2,951,037
2,911,250	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	2,954,919
2,700,405	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	3,105,466
3,050,000	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	2,996,625
1,485,000	Kansas City Southern DE Mexico SA
	DE CV, 3.000%, 5/15/23	1,443,765
2,520,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)	2,715,300
2,843,846	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,986,038
		22,022,458

	Energy — 2.1%
2,450,000	DCP Midstream LLC, 144a,
	5.850%, 5/21/43(B)	2,376,500
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,880,105
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,082,500
1,007,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	1,120,288
		6,459,393

	Utilities — 1.1%
1,850,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,868,500
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(B)	1,387,098
		3,255,598

	Consumer Discretionary — 0.5%
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,287,500
250,000	United States Cellular Corp.,
	6.700%, 12/15/33	246,156
		1,533,656

	Telecommunication Services — 0.5%
1,175,000	Verizon Communications, Inc.,
	6.550%, 9/15/43	1,505,350
	Total Corporate Bonds	$98,505,618

	Sovereign Government Obligations — 6.1%
2,480,000	Australia Government Bond (AUD),
	4.750%, 6/15/16	2,095,799
23,744,500	Mexican Bonos (MXN),
	10.000%, 12/5/24	2,107,966
2,500,000	Municipal Finance Authority of British
	Columbia (CAD), 4.650%, 4/19/16	2,247,999

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Sovereign Government Obligations — 6.1%
	(Continued)
$4,670,000	New Zealand Government Bond
	(NZD), 5.000%, 3/15/19	$3,845,807
850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	752,804
4,930,000	Province of Ontario Canada (CAD),
	4.400%, 3/8/16	4,404,877
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	1,598,877
1,795,000	Svensk Exportkredit AB (SEK),
	1.750%, 5/30/17	1,822,419
	Total Sovereign Government
	Obligations	$18,876,548

	Commercial Mortgage-Backed Securities — 6.0%
1,540,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class AJ, 5.152%, 9/10/47(B)	1,589,819
2,300,000	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR8,
	Class AJ, 4.750%, 6/11/41	2,329,152
1,418,000	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(B)	1,451,466
1,450,000	CD 2005-CD1 Commercial Mortgage
	Trust, Ser 2005-CD1, Class C,
	5.226%, 7/15/44(B)	1,482,206
35,658,345	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006 Class
	AX1, 1.023%, 1/25/20(B)	1,530,599
15,973,403	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019 Class
	X1, 1.732%, 3/25/22(B)	1,587,469
27,724,861	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025 Class
	X1, 0.900%, 10/25/22(B)	1,555,309
1,575,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class C,
	5.094%, 8/15/42(B)	1,592,568
698,300	Morgan Stanley Mortgage Loan Trust
	Ser 2004-7AR, Class 2A6,
	2.429%, 9/25/34(B)	698,521
1,729,045	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.802%, 4/15/35(B)	1,735,994
634,947	Nomura Asset Acceptance Corp.
	Alternative Loan Trust Series
	2005-AR4, 4.186%, 8/25/35(B)	628,648
2,375,000	Wachovia Bank Commercial Mortgage
	Trust Series 2006-C23,
	5.466%, 1/15/45(B)	2,472,439
	Total Commercial
	Mortgage-Backed Securities	$18,654,190

	U.S. Treasury Obligations — 7.3%
10,930,000	U.S. Treasury Note, 2.375%, 8/15/24	11,132,380
11,165,000	U.S. Treasury Note, 2.500%, 5/15/24	11,501,692
	Total U.S. Treasury Obligations	$22,634,072

	Agency Collateralized Mortgage
	Obligations — 2.5%
2,212,047	FHLMC REMIC, Ser 3199 Class DS,
	6.989%, 8/15/36(B)(C)	427,520
2,674,239	FNMA REMIC, Ser 2008-60 Class SA,
	6.331%, 7/25/38(B)(C)	352,671
4,297,616	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	416,824
25,449,059	GNMA, Ser 2012-22, Class IO,
	1.460%, 10/16/53(B)	1,650,550
11,959,916	GNMA, Ser 2012-27 Class IO,
	1.248%, 4/16/53(B)	773,304
16,452,134	GNMA, Ser 2012-33 Class IO,
	1.258%, 6/16/52(B)	889,435
14,745,044	GNMA, Ser 2012-46 Class IO,
	1.197%, 9/16/53(B)	838,300
13,529,143	GNMA, Ser 2012-67 Class IO,
	1.376%, 10/16/53(B)	980,322
9,340,594	GNMA, Ser 2012-86 Class IO,
	1.243%, 12/16/53(B)	672,710
12,393,039	GNMA, Ser 2014-31, Class IO,
	1.041%, 9/16/55(B)	823,815
	Total Agency Collateralized
	Mortgage Obligations	$7,825,451

	Asset-Backed Securities — 4.9%
1,530,817	American Homes 4 Rent 2014-SFR2,
	Ser 2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	1,561,835
3,135,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	3,105,801
3,555,000	Capital Auto Receivables Asset Trust /
	Ally, Ser 2013-1, Class D,
	2.190%, 9/20/21	3,560,834
400,000	Chrysler Capital Auto Receivables
	Trust 2013-A, Ser 2013-AA, Class C,
	144a, 2.280%, 7/15/19	401,354
944,817	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	997,226
564,896	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.270%, 7/25/37(B)	558,426
1,153,295	CWABS, Inc. Asset-Backed Certificates
	Series 2003-5, Ser 2003-5, Class
	MF1, 5.413%, 1/25/34(B)	1,161,296
1,030,000	Ford Credit Auto Owner Trust 2013-A,
	1.860%, 8/15/19	1,034,889
795,956	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	879,080

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Asset-Backed Securities — 4.9% (Continued)

$1,230,000	Oscar US Funding Trust 2014-1, Ser
	2014-1A, Class A4, 144a,
	2.550%, 12/15/21	$1,237,512
562,654	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(D)	581,090
	Total Asset-Backed Securities	$15,079,343

	U.S. Government Mortgage-Backed
	Obligations — 1.0%
47,978	FHLMC, Pool #972110,
	2.350%, 10/1/32(B)	49,767
105,921	FHLMC, Pool #G03170, 6.500%, 8/1/37	120,712
138,711	FHLMC, Pool #G12780, 6.500%, 9/1/22	154,530
19,544	FNMA, Pool #738900,
	2.435%, 7/1/18(B)	19,724
173,484	FNMA, Pool #844415, 5.500%, 10/1/35	194,628
982,905	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,060,183
703,718	FNMA, Pool #AB1953, 4.000%, 12/1/40	758,300
801,406	FNMA, Pool #AB3387, 4.000%, 8/1/41	856,315
	Total U.S. Government
	Mortgage-Backed Obligations	$3,214,159

	Non-Agency Collateralized Mortgage
	Obligations — 0.8%
186,333	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(D)	194,210
452,701	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	466,766
1,254,709	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)	1,276,559
8,222	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.190%, 12/25/32(B)	8,419
304,258	RALI Trust, Series 2004-QS6 Class A1,
	5.000%, 5/25/19	308,650
370,581	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X Class
	1A5, 2.615%, 11/25/34(B)	375,362
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,629,966

Shares

	Preferred Stocks — 25.6%

	Financials — 17.1%
38,000	Aegon N.V. (Netherlands), 6.38%	969,000
54,000	Alexandria Real Estate Equities, Inc., Ser E REIT, 6.45%	1,398,600
42,800	Allstate Corp. (The), 6.75%	1,153,460
71,500	American Capital Agency Corp., 8.00%	1,906,190
17,700	American Capital Agency Corp., 7.75%	443,031
116,150	American Financial Group, Inc., 7.00%	3,014,092
13,485	American Tower Corp., 5.25%	1,550,236
107,000	Arch Capital Group Ltd., Ser C (Bermuda), 6.75%	2,885,790
109,150	Aviva PLC (United Kingdom), 8.25%	3,042,010
92,750	Citigroup Capital XIII, 7.88%(B)	2,465,295
90,034	Citigroup, Inc., 6.88%(B)	2,393,104
12,500	CoBank ACB, 6.20%(B)	1,250,000
44,600	Countrywide Capital IV, 6.75%	1,130,610
31,600	Digital Realty Trust, Inc., Ser E REIT, 7.00%	805,800
86,000	Digital Realty Trust, Inc., Ser H REIT, 7.38%	2,289,320
142,555	Endurance Specialty Holdings Ltd., Ser B (Bermuda), 7.50%	3,740,643
103,600	Lloyds Banking Group PLC (United Kingdom), 7.75%	2,670,808
96,000	Morgan Stanley, 6.88%(B)	2,554,560
46,000	Morgan Stanley, 7.13%(B)	1,266,380
21,500	Morgan Stanley Capital Trust VI, 4.25%	550,400
23,140	Morgan Stanley Capital Trust VII, 4.25%	586,136
22,400	PNC Financial Services Group, Inc., Ser P, 6.13%(B)†	621,824
46,000	PS Business Parks, Inc., Ser S REIT, 6.45%	1,179,440
67,000	PS Business Parks, Inc., Ser U REIT, 5.75%	1,589,910
30,000	Public Storage, Ser P REIT, 6.35%	780,000
67,000	Public Storage, Ser Y REIT, 6.38%	1,755,400
62,925	Public Storage REIT, 6.50%	1,624,094
53,400	Realty Income Corp., Ser F REIT, 6.63%	1,400,148
48,500	Stifel Financial Corp., 6.70%†	1,211,530
66,575	US Bancorp, Ser F, 6.50%(B)	1,960,634
78,400	US Bancorp, Ser G, 6.00%(B)	2,126,208
26,000	Vornado Realty Trust, Ser J REIT, 6.88%	689,000
		53,003,653

	Utilities — 4.3%
35,000	Alabama Power Co., 6.45%	948,500
44,000	Dominion Resources, Inc. VA, 6.13%	2,640,440
68,000	DTE Energy Co., 6.50%	1,772,760
21,000	Entergy Louisiana LLC, 6.00%	530,460
20,000	Entergy Louisiana LLC, 5.88%	507,800
84,000	Entergy Mississippi, Inc., 6.00%	2,177,280
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,121,000
27,288	Southern California Edison Co., 4.51%(B)†	2,741,593
		13,439,833

	Industrials — 1.7%
129,100	Seaspan Corp. (Marshall Islands), 9.50%	3,453,425
32,900	Seaspan Corp. (Marshall Islands), 6.38%	815,920
17,650	United Technologies Corp., 7.50%	1,082,474
		5,351,819

	Chemicals — 1.7%
113,813	CHS, Inc., 6.75%(B)	2,893,126

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 25.6% (Continued)

	Chemicals — (Continued)

91,175	CHS, Inc., 7.10%(B)	$2,394,256
		5,287,382

	Consumer Discretionary — 0.8%
93,242	Telephone & Data Systems, Inc., 6.88%	2,318,929
	Total Preferred Stocks	$79,401,616

	Common Stocks — 6.9%

	Financials — 4.6%
52,859	American Capital Agency Corp. REIT	1,153,912
22,554	Camden Property Trust REIT	1,665,387
85,663	Duke Realty Corp. REIT	1,730,393
96,006	Home Loan Servicing Solutions Ltd. (Cayman Island)†	1,874,037
51,357	Hospitality Properties Trust, REIT	1,592,067
31,077	Kimco Realty Corp. REIT	781,276
87,330	Starwood Property Trust, Inc. REIT	2,029,549
121,407	Two Harbors Investment Corp. REIT	1,216,498
22,000	Ventas, Inc. REIT	1,577,400
20,856	Weyerhaeuser Co. REIT	748,522
		14,369,041

	Energy — 0.5%
32,455	Williams Cos., Inc. (The)	1,458,528

	Telecommunication Services — 0.4%
39,217	Vodafone Group PLC ADR	1,340,045

	Information Technology — 0.4%
4,105	Apple, Inc.	453,110
10,556	NXP Semiconductors N.V., (Netherlands)*	806,478
		1,259,588

	Utilities — 0.4%
31,707	PPL Corp.	1,151,915

	Consumer Staples — 0.3%
16,056	Lorillard, Inc.	1,010,565

	Health Care — 0.3%
9,556	Cardinal Health, Inc.	771,456
	Total Common Stocks	$21,361,138

	Investment Funds — 7.6%
23,600	Eaton Vance Tax-Advantaged Dividend Income Fund±	490,879
5,267,575	Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	5,267,575
135,400	Nuveen Multi-Market Income Fund, Inc.±	1,038,518
7,850,301	Touchstone Institutional Money Market Fund, 0.01%^∞Ω	7,850,301
181,387	WisdomTree Japan Hedged Equity Fund∞	8,929,682
	Total Investment Funds	$23,576,955

Total Investment Securities —100.5%
(Cost $309,888,542)		311,759,056

Liabilities in Excess of Other Assets — (0.5%)		$(1,569,662)

Net Assets — 100.0%		$310,189,394

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

(C)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2014.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $5,104,142.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EMTN - Euro medium term note

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

JPY - Japanese Yen

IDR - Indonesian Rupiah

INR - Indian Rupee

LLC - Limited Liability Company

MTN - Medium Term Note

MXN - Mexican Peso

NZD - New Zealand Dollar

PHP - Philippine Peso

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SEK - Swedish Krona

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $19,492,680 or 6.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$98,505,618	$—	$98,505,618
Sovereign Government Obligations	—	18,876,548	—	18,876,548
Commercial Mortgage-Backed Securities	—	18,654,190	—	18,654,190
U.S. Treasury Obligations	—	22,634,072	—	22,634,072
Agency Collateralized Mortgage Obligations	—	7,825,451	—	7,825,451
Asset-Backed Securities	—	15,079,343	—	15,079,343
U.S. Government Mortgage-Backed Obligations	—	3,214,159	—	3,214,159
Non-Agency Collateralized Mortgage Obligations	—	2,629,966	—	2,629,966
Preferred Stocks	79,401,616	—	—	79,401,616
Common Stocks	21,361,138	—	—	21,361,138
Investment Funds	23,576,955	—	—	23,576,955
				$311,759,056

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments***

Assets:
Forward Currency Contracts	$—	$350,569	$—	$350,569
Futures Interest Rate Contracts	280,958	—	—	280,958
				$631,527
Liabilities:
Forward Currency Contracts	$—	$(208,504)	$—	$(208,504)
Futures Interest Rate Contracts	(327,135)	—	—	(327,135)
				$(535,639)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period ended December 31, 2014:

Measurements Using Unobservable Inputs (Level 3)
	Asset-Backed
Assets	Securities	Total
Beginning balance	$—	$—
Net Purchases and Sales	1,229,653	1,229,653
Net change in unrealized appreciation/depreciation	7,859	7,859

Net transfers out of Level 3	(1,237,512)	(1,237,512)

Ending balance	$—	$—

Transactions in written options for the period ended December 31, 2014.

	Number of	Proceeds
	Contracts	Received
Beginning of Period, March 31, 2014	—	$—
Call Options Written	5,808	408,423
Call Options Closed	(691)	(58,515)
Call Options Expired	(5,117)	(349,908)
December 31, 2014	—	$—

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At December 31, 2014, $533,184 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley & Co. LLC, open at December 31, 2014:

				Unrealized
	Expiration	Number of	Notional	Appreciation/
Description	Date	Contracts	Value	Depreciation
Short Futures:
90 Day Euro Futures	March 2018	300	73,143,750	$(327,135)
Long Futures:
90 Day Euro Futures	March 2017	300	73,477,500	182,865
CBOE Volatility Index	February 2015	43	783,675	13,213
CBOE Volatility Index	January 2015	40	721,000	84,880
CBOE Volatility Index	January 2015	40	721,000	84,880
				365,838
				$38,703

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
Morgan Stanley	01/08/2015	USD	4,516,280	AUD	5,375,460	$130,388
Morgan Stanley	01/09/2015	EUR	2,730,000	USD	3,396,735	(92,967)
Morgan Stanley	01/09/2015	USD	3,360,592	EUR	2,730,000	56,824
Morgan Stanley	01/15/2015	USD	3,653,434	NZD	4,670,000	16,656
Morgan Stanley	01/16/2015	INR	166,177,380	USD	2,669,087	(45,669)
Morgan Stanley	01/16/2015	USD	2,695,443	IDR	32,865,536,248	49,477
Morgan Stanley	01/22/2015	INR	143,431,500	USD	2,291,970	(30,601)
Morgan Stanley	01/22/2015	USD	2,293,291	ZAR	26,688,304	(5,488)
Morgan Stanley	01/30/2015	USD	2,587,001	BRL	7,025,000	(33,779)
Morgan Stanley	03/04/2015	COP	3,663,403,876	USD	1,487,979	48,797
Morgan Stanley	03/04/2015	USD	1,585,203	COP	3,663,403,876	48,427
						$142,065

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Focused Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.0%

Information Technology — 17.5%
Altera Corp.	333,193	$12,308,149
Apple, Inc.	367,143	40,525,244
Avnet, Inc.	546,703	23,519,163
Cisco Systems, Inc.	1,172,442	32,611,474
Google, Inc. - Class C*	37,936	19,969,510
Google, Inc. - Class A*	36,948	19,606,826
Microsoft Corp.	477,001	22,156,696
Oracle Corp.	546,008	24,553,980
		195,251,042

Financials — 16.1%
Bank of America Corp.	3,150,922	56,369,995
Bank of New York Mellon Corp. (The)	1,591,976	64,586,466
Goldman Sachs Group, Inc. (The)	297,753	57,713,465
		178,669,926

Industrials — 13.3%
AGCO Corp.†	632,530	28,590,356
Alliant Techsystems, Inc.	200,816	23,344,860
General Electric Co.	1,135,114	28,684,331
II-VI, Inc.*	1,010,417	13,792,192
Joy Global, Inc.	382,476	17,792,784
Kennametal, Inc.	485,407	17,372,717
WESCO International, Inc.*†	248,260	18,919,895
		148,497,135

Health Care — 11.0%
Abbott Laboratories	956,360	43,055,327
Bio-Rad Laboratories, Inc. Class A*	195,315	23,547,176
Novartis AG ADR	271,384	25,146,441
Owens & Minor, Inc.†	877,760	30,818,154
		122,567,098

Consumer Staples — 9.7%
JM Smucker Co. (The)	225,243	22,745,038
Mondelez International, Inc. - Class A	1,319,243	47,921,502
Sysco Corp.	933,625	37,055,576
		107,722,116

Consumer Discretionary — 8.9%
Amazon.com, Inc.*	64,741	20,092,369
Carnival Corp. (Panama)	680,789	30,860,165
Helen of Troy Ltd. (Bermuda)*	240,486	15,646,019
Royal Caribbean Cruises Ltd. (Liberia)	386,946	31,895,959
		98,494,512

Energy — 8.5%
Devon Energy Corp.	280,922	17,195,236
Halliburton Co.	360,614	14,182,949
National Oilwell Varco, Inc.	342,584	22,449,530
Schlumberger Ltd. (Curacao)	183,969	15,712,792
World Fuel Services Corp.	527,103	24,736,944
		94,277,451

Materials — 6.8%
Agrium, Inc. (Canada)†	276,694	26,208,456
Berry Plastics Group, Inc.*	777,666	24,535,362
Reliance Steel & Aluminum Co.	400,320	24,527,606
		75,271,424

Telecommunication Services — 2.2%
Orange SA ADR†	1,444,480	24,440,602
Total Common Stocks		$1,045,191,306

Investment Funds — 9.4%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	51,872,345	51,872,345
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	52,771,416	52,771,416
Total Investment Funds		$104,643,761

Total Investment Securities —103.4%
(Cost $986,147,339)		$1,149,835,067

Liabilities in Excess of Other Assets — (3.4%)		(37,366,450)

Net Assets — 100.0%		$1,112,468,617

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $50,435,940.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

8

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,045,191,306	$—	$—	$1,045,191,306
Investment Funds	104,643,761	—	—	104,643,761
				$1,149,835,067

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Growth Opportunities Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Information Technology — 28.9%
Alliance Data Systems Corp.*	17,215	$4,924,351
Apple, Inc.	134,697	14,867,855
Autodesk, Inc.*	52,830	3,172,970
Cavium, Inc.*	54,986	3,399,235
EMC Corp. (MA)	139,620	4,152,299
F5 Networks, Inc.*	16,975	2,214,643
Facebook, Inc. - Class A*	60,010	4,681,980
Google, Inc. - Class C*	8,846	4,656,534
Google, Inc. - Class A*	8,846	4,694,218
Microsoft Corp.	165,440	7,684,688
ON Semiconductor Corp.*	221,860	2,247,442
Palo Alto Networks, Inc.*	32,990	4,043,584
QUALCOMM, Inc.	44,829	3,332,140
Red Hat, Inc.*	49,490	3,421,739
Salesforce.com, Inc.*	69,330	4,111,962
ServiceNow, Inc.*	64,550	4,379,718
VeriFone Systems, Inc.*	90,126	3,352,687
Visa, Inc. - Class A	18,530	4,858,566
		84,196,611

Health Care — 23.9%
Actavis PLC (Ireland)*	33,590	8,646,402
ARIAD Pharmaceuticals, Inc.*†	211,832	1,455,286
Celgene Corp.*	111,410	12,462,323
Cooper Cos., Inc. (The)	26,780	4,340,770
Cubist Pharmaceuticals, Inc.*	92,410	9,301,066
Endo International PLC (Ireland)*†	84,150	6,068,898
Jazz Pharmaceuticals PLC (Ireland)*	28,690	4,697,414
Shire PLC ADR	33,470	7,113,714
STERIS Corp.†	88,930	5,767,110
Teva Pharmaceutical Industries Ltd. ADR	116,610	6,706,241
Thermo Fisher Scientific, Inc.	25,220	3,159,814
		69,719,038

Consumer Discretionary — 19.0%
Comcast Corp. - Class A	110,690	6,421,127
Home Depot, Inc. (The)	45,420	4,767,737
Jack in The Box, Inc.	38,250	3,058,470
Jarden Corp.*	84,514	4,046,530
Liberty Global PLC - Class C,
(United Kingdom)*	101,370	4,897,185
Polaris Industries, Inc.	28,210	4,266,480
Priceline Group, Inc. (The)*	4,420	5,039,728
Signet Jewelers Ltd. (Bermuda)	38,010	5,000,976
Starbucks Corp.	53,070	4,354,394
Twenty-First Century Fox, Inc., Class A	137,230	5,270,318
VF Corp.	41,120	3,079,888
Walt Disney Co. (The)	54,510	5,134,297
		55,337,130

Industrials — 8.8%
Caterpillar, Inc.	36,340	3,326,200
Copart, Inc.*	107,820	3,934,352
Danaher Corp.	55,230	4,733,763
IHS, Inc. - Class A*	38,850	4,424,238
PACCAR, Inc.	58,570	3,983,346
United Continental Holdings, Inc.*	79,850	5,341,166
		25,743,065

Financials — 5.4%
Alexander & Baldwin, Inc.	75,070	2,947,248
Ameriprise Financial, Inc.	21,520	2,846,020
CBRE Group, Inc. - Class A*	125,510	4,298,718
Citigroup, Inc.	51,640	2,794,240
Starwood Property Trust, Inc. REIT	120,490	2,800,188
		15,686,414

Energy — 4.4%
CONSOL Energy, Inc.	107,820	3,645,394
National Oilwell Varco, Inc.	62,880	4,120,526
Tesoro Corp.	69,220	5,146,507
		12,912,427

Consumer Staples — 4.0%
B&G Foods, Inc.	103,280	3,088,072
Costco Wholesale Corp.	31,080	4,405,590
Mead Johnson Nutrition Co.	42,550	4,277,977
		11,771,639

Materials — 3.3%
Eastman Chemical Co.	52,830	4,007,684
Monsanto Co.	46,860	5,598,364
		9,606,048

Telecommunication Services — 1.2%
Verizon Communications, Inc.	71,000	3,321,380
Total Common Stocks		$288,293,752

Investment Funds — 4.4%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	8,844,591	8,844,591
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	3,952,121	3,952,121
Total Investment Funds		$12,796,712

Total Investment Securities —103.3%
(Cost $239,606,898)		$301,090,464

Liabilities in Excess of Other Assets — (3.3%)		(9,530,210)

Net Assets — 100.0%		$291,560,254

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $8,563,650.

10

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$288,293,752	$—	$—	$288,293,752
Investment Funds	12,796,712	—	—	12,796,712
				$301,090,464

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone International Value Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.1%

United Kingdom — 19.8%

Consumer Discretionary — 0.5%
Kingfisher PLC	96,400	$509,585

Consumer Staples — 5.1%
Dairy Crest Group PLC	217,647	1,685,846
Imperial Tobacco Group PLC	91,239	4,016,301

Energy — 2.5%
Royal Dutch Shell PLC - Class A	85,622	2,853,716

Financials — 4.3%
Barclays PLC	310,663	1,167,887
HSBC Holdings PLC	371,800	3,513,426
HSBC Holdings PLC ADR†	1,800	85,014

Health Care — 2.4%
Glaxosmithkline PLC	124,100	2,662,396

Materials — 2.7%
DS Smith PLC	614,428	3,064,023

Utilities — 2.3%
National Grid PLC	181,005	2,568,336
Total United Kingdom		22,126,530

Switzerland — 14.4%

Financials — 6.6%
Credit Suisse Group AG	85,556	2,149,274
Helvetia Holding AG	1,877	891,856
Swiss Life Holding AG	8,300	1,961,719
Zurich Insurance Group AG	7,662	2,394,393

Health Care — 4.7%
Lonza Group AG	12,100	1,362,359
Novartis AG	41,949	3,890,496

Industrials — 3.1%
ABB Ltd.	63,172	1,336,602
ABB Ltd. ADR†	30,400	642,960
OC Oerlikon Corp. AG	112,200	1,400,607
Total Switzerland		16,030,266

Netherlands — 9.4%

Financials — 7.4%
Aegon N.V.	328,500	2,469,003
Delta Lloyd N.V.	124,000	2,726,811
ING Groep NV*	237,743	3,071,567

Industrials — 2.0%
Koninklijke Philips N.V.	75,700	2,194,246
Total Netherlands		10,461,627

Japan — 8.6%

Industrials — 4.4%
Amada Co. Ltd.	123,500	1,058,246
Fuji Electric Co. Ltd.	16,000	63,790
Mabuchi Motor Co. Ltd.	53,600	2,127,513
Sumitomo Corp.	159,300	1,636,121

Information Technology — 4.2%
Canon, Inc.	71,300	2,266,182
Hitachi Ltd.	338,000	2,494,699
Total Japan		9,646,551

Singapore — 5.0%

Consumer Discretionary — 2.6%
Jardine Cycle & Carriage Ltd.	92,000	2,947,460

Financials — 2.4%
United Overseas Bank Ltd.	143,000	2,638,930
Total Singapore		5,586,390

Germany — 5.0%

Consumer Discretionary — 3.0%
Daimler AG	39,800	3,305,559

Financials — 2.0%
Deutsche Boerse AG	31,706	2,253,094
Total Germany		5,558,653

France — 4.7%

Consumer Staples — 1.9%
Casino Guichard Perrachon SA	23,231	2,136,431

Health Care — 2.8%
Sanofi	34,125	3,111,200
Total France		5,247,631

Denmark — 4.3%

Financials — 2.5%
Danske Bank A/S	105,425	2,850,256

Telecommunication Services — 1.8%
TDC A/S	256,800	1,958,590
Total Denmark		4,808,846

South Korea — 2.8%

Consumer Discretionary — 1.1%
Hankook Tire Co. Ltd.	27,100	1,287,835

Financials — 1.7%
Shinhan Financial Group Co. Ltd.	47,050	1,891,180
Total South Korea		3,179,015

Spain — 2.5%

Financials — 2.5%
Banco Santander SA	330,988	2,778,029

12

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.1% (Continued)

Israel — 2.3%

Health Care — 2.3%
Teva Pharmaceutical Industries Ltd. ADR	45,300	$2,605,203

Norway — 2.3%

Consumer Staples — 1.3%
Orkla ASA	205,067	1,395,987

Financials — 1.0%
DNB ASA	75,801	1,118,112
Total Norway		2,514,099

Ireland — 2.2%

Materials — 2.2%
CRH PLC	100,200	2,402,677

Brazil — 2.1%

Industrials — 2.1%
Embraer SA ADR†	64,400	2,373,784

Sweden — 2.1%

Consumer Discretionary — 0.6%
Electrolux AB	21,576	630,434

Industrials — 1.5%
Sandvik AB	178,800	1,738,487
Total Sweden		2,368,921

United States — 1.9%

Consumer Staples — 0.6%
Philip Morris International, Inc.	8,100	659,745

Industrials — 1.3%
Joy Global, Inc.	31,800	1,479,336
Total United States		2,139,081

Thailand — 1.8%

Consumer Staples — 1.8%
Charoen Pokphand Foods PCL	2,436,400	2,005,154

Austria — 1.6%

Financials — 1.6%
Erste Group Bank AG	77,900	1,811,856

Italy — 1.1%

Energy — 1.1%
Eni SpA	67,891	1,189,214

Hong Kong — 0.8%

Utilities — 0.8%
Guangdong Investment Ltd.	700,400	912,232

Indonesia — 0.4%

Telecommunication Services — 0.4%
Telekomunikasi Indonesia Persero Tbk PT	1,886,300	433,526
Total Common Stocks		$106,179,285

Investment Funds — 7.4%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	2,799,190	2,799,190
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	5,459,439	5,459,439
Total Investment Funds		$8,258,629

Total Investment Securities —102.5%
(Cost $110,880,381)		$114,437,914

Liabilities in Excess of Other Assets — (2.5%)		(2,791,289)

Net Assets — 100.0%		$111,646,625

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $2,712,742.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

13

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$85,014	$22,041,516	$—	$22,126,530
Switzerland	642,960	15,387,306	—	16,030,266
Netherlands	—	10,461,627	—	10,461,627
Japan	—	9,646,551	—	9,646,551
Singapore	—	5,586,390	—	5,586,390
Germany	—	5,558,653	—	5,558,653
France	—	5,247,631	—	5,247,631
Denmark	—	4,808,846	—	4,808,846
South Korea	—	3,179,015	—	3,179,015
Spain	—	2,778,029	—	2,778,029
Israel	2,605,203	—	—	2,605,203
Norway	—	2,514,099	—	2,514,099
Ireland	—	2,402,677	—	2,402,677
Brazil	2,373,784	—	—	2,373,784
Sweden	—	2,368,921	—	2,368,921
United States	2,139,081	—	—	2,139,081
Thailand	—	2,005,154	—	2,005,154
Austria	—	1,811,856	—	1,811,856
Italy	—	1,189,214	—	1,189,214
Hong Kong	912,232	—	—	912,232
Indonesia	—	433,526	—	433,526
Investment Funds	8,258,629	—	—	8,258,629
				$114,437,914

At December 31, 2014, securities valued at $84,175,545 was transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of several foreign markets.

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Large Cap Growth Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Health Care — 27.8%
Actavis PLC (Ireland)*	134,000	$34,492,940
AmerisourceBergen Corp.	375,400	33,846,064
Anthem, Inc.	223,100	28,036,977
Biogen Idec, Inc.*	71,925	24,414,941
Centene Corp.*	159,500	16,564,075
CIGNA Corp.	154,200	15,868,722
Health Net, Inc.*	355,483	19,029,006
Illumina, Inc.*	104,300	19,251,694
McKesson Corp.	100,700	20,903,306
		212,407,725

Information Technology — 25.9%
Apple, Inc.	100,800	11,126,304
Avago Technologies Ltd. (Singapore)	220,200	22,149,918
Facebook, Inc. - Class A*	254,900	19,887,298
Fidelity National Information Services, Inc.	321,200	19,978,640
FleetCor Technologies, Inc.*	125,100	18,603,621
Hewlett-Packard Co.	406,100	16,296,793
Micron Technology, Inc.*	1,043,600	36,536,436
NXP Semiconductors N.V., (Netherlands)*	258,900	19,779,960
RF Micro Devices, Inc.*	705,200	11,699,268
Skyworks Solutions, Inc.	302,800	22,016,588
		198,074,826

Industrials — 13.3%
Delta Air Lines, Inc.	629,100	30,945,429
General Dynamics Corp.	117,300	16,142,826
Lockheed Martin Corp.	105,000	20,219,850
Southwest Airlines Co.	813,900	34,444,248
		101,752,353

Utilities — 11.7%
American Electric Power Co., Inc.	492,200	29,886,384
Edison International	170,900	11,190,532
NiSource, Inc.	415,925	17,643,538
Southern Co. (The)	314,700	15,454,917
UGI Corp.	398,400	15,131,232
		89,306,603

Consumer Staples — 11.5%
CVS Health Corp.	323,400	31,146,654
Dr Pepper Snapple Group, Inc.	423,200	30,334,976
Pilgrim's Pride Corp.*†	430,600	14,119,374
Tyson Foods, Inc. - Class A	311,700	12,496,053
		88,097,057

Materials — 4.4%
Ball Corp.	217,000	14,792,890
Century Aluminum Co.*	774,335	18,893,774
		33,686,664

Consumer Discretionary — 4.1%
Hanesbrands, Inc.	95,200	10,626,224
Marriott International, Inc. - Class A	269,145	21,001,384
		31,627,608
Total Common Stocks		$754,952,836

Investment Funds — 3.4%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	14,597,247	14,597,247
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	11,806,534	11,806,534
Total Investment Funds		$26,403,781

Total Investment Securities —102.1%
(Cost $601,294,615)		$781,356,617

Liabilities in Excess of Other Assets — (2.1%)		(16,189,300)

Net Assets — 100.0%		$765,167,317

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $13,975,000.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

15

Touchstone Large Cap Growth Fund (Unaudited) (Continued)

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$754,952,836	$—	$—	$754,952,836
Investment Funds	26,403,781	—	—	26,403,781
				$781,356,617

See accompanying Notes to Portfolio of Investments.

16

Portfolio of Investments

Touchstone Mid Cap Growth Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.0%

Consumer Discretionary — 20.1%
Allison Transmission Holdings, Inc.	357,695	$12,125,860
AMC Networks, Inc. - Class A*	144,160	9,193,083
BorgWarner, Inc.	183,610	10,089,370
Deckers Outdoor Corp.*	112,868	10,275,503
Dollar General Corp.*	121,040	8,557,528
Hanesbrands, Inc.	89,760	10,019,011
Jarden Corp.*	321,242	15,381,068
Liberty Global PLC - Class C, (United Kingdom)*	267,930	12,943,698
Panera Bread Co. - Class A*	51,680	9,033,664
Polaris Industries, Inc.	72,760	11,004,222
Starwood Hotels & Resorts Worldwide, Inc.	108,800	8,820,416
Tiffany & Co.	119,680	12,789,005
Ulta Salon Cosmetics & Fragrance, Inc.*	91,805	11,736,351
Whirlpool Corp.	72,760	14,096,522
		156,065,301

Health Care — 18.4%
Allscripts Healthcare Solutions, Inc.*	647,381	8,267,055
Cooper Cos., Inc. (The)	89,764	14,549,847
Cubist Pharmaceuticals, Inc.*	190,410	19,164,766
Endo International PLC (Ireland)*†	217,610	15,694,033
ICON PLC (Ireland)*	197,210	10,055,739
Jazz Pharmaceuticals PLC (Ireland)*	112,880	18,481,842
Mettler-Toledo International, Inc.*	44,174	13,360,868
MWI Veterinary Supply, Inc.*	77,520	13,171,423
Quest Diagnostics, Inc.	261,870	17,561,002
Vertex Pharmaceuticals, Inc.*	106,081	12,602,423
		142,908,998

Information Technology — 16.7%
Akamai Technologies, Inc.*	153,680	9,675,693
Alliance Data Systems Corp.*	54,335	15,542,527
Autodesk, Inc.*	246,170	14,784,970
F5 Networks, Inc.*	88,400	11,533,106
FEI Co.	84,320	7,618,312
LinkedIn Corp. - Class A*	41,616	9,559,611
NICE Systems Ltd. ADR	208,083	10,539,405
NXP Semiconductors N.V., (Netherlands)*	189,050	14,443,420
Red Hat, Inc.*	165,440	11,438,522
Skyworks Solutions, Inc.	180,390	13,116,157
Total System Services, Inc.	337,292	11,454,436
		129,706,159

Industrials — 13.7%
AMETEK, Inc.	155,040	8,159,755
Copart, Inc.*	319,610	11,662,569
IHS, Inc. - Class A*	99,280	11,306,006
ITT Corp.	190,410	7,703,989
JB Hunt Transport Services, Inc.	107,440	9,051,820
Macquarie Infrastructure Co. LLC	104,720	7,444,545
Nielsen Holdings N.V.	194,481	8,699,135
Norfolk Southern Corp.	78,200	8,571,502
Sensata Technologies Holding N.V. (Netherlands)*	148,240	7,769,258
TransDigm Group, Inc.	43,520	8,545,152
United Continental Holdings, Inc.*	259,770	17,376,015
		106,289,746

Financials — 9.1%
Ameriprise Financial, Inc.	91,120	12,050,620
Aon PLC (United Kingdom)	146,880	13,928,630
CBRE Group, Inc. - Class A*	425,693	14,579,985
Crown Castle International Corp. REIT	102,000	8,027,400
Regions Financial Corp.	1,028,190	10,857,686
T Rowe Price Group, Inc.	130,560	11,209,882
		70,654,203

Consumer Staples — 6.7%
Church & Dwight Co., Inc.	199,930	15,756,483
Constellation Brands, Inc. - Class A*	141,446	13,885,754
Mead Johnson Nutrition Co.	141,440	14,220,378
WhiteWave Foods Co. - Class A*	239,364	8,375,346
		52,237,961

Materials — 6.3%
Albemarle Corp.†	91,120	5,479,046
Celanese Corp.	118,320	7,094,467
Eastman Chemical Co.	124,714	9,460,804
MeadWestvaco Corp.	286,970	12,738,598
Vulcan Materials Co.	216,250	14,214,112
		48,987,027

Energy — 6.0%
CONSOL Energy, Inc.	374,010	12,645,278
Ensco PLC- Class A (United Kingdom)	170,010	5,091,800
Forum Energy Technologies, Inc.*	424,330	8,796,361
Tesoro Corp.	159,120	11,830,572
Valero Energy Corp.	157,760	7,809,120
		46,173,131
Total Common Stocks		$753,022,526

Investment Funds — 7.1%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	20,573,694	20,573,694
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	34,921,476	34,921,477
Total Investment Funds		$55,495,171

Total Investment Securities —104.1%
(Cost $645,800,101)		$808,517,697

Liabilities in Excess of Other Assets — (4.1%)		(32,133,481)

Net Assets — 100.0%		$776,384,216

17

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $19,910,078.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$753,022,526	$—	$—	$753,022,526
Investment Funds	55,495,171	—	—	55,495,171
				$808,517,697

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 73.4%

Cayman Islands — 21.9%

Consumer Discretionary — 5.6%
NagaCorp Ltd.	594,000	$484,054
Qunar Cayman Islands Ltd. ADR*†	54,900	1,560,807
Sands China Ltd.	288,000	1,402,027

Health Care — 1.6%
Mindray Medical International Ltd. ADR†	38,200	1,008,480

Information Technology — 14.7%
Alibaba Group Holding Ltd. ADR*	29,600	3,076,624
Baidu, Inc. ADR*	20,500	4,673,385
Tencent Holdings Ltd.	86,200	1,247,223
Total Cayman Islands		13,452,600

Brazil — 12.6%

Consumer Discretionary — 4.5%
Kroton Educacional SA	369,500	2,154,559
Multiplus SA	48,200	580,242

Consumer Staples — 2.6%
Raia Drogasil SA	167,000	1,592,600

Financials — 1.4%
CETIP SA - Mercados Organizados	71,400	864,901

Health Care — 0.9%
Odontoprev SA	152,100	564,181

Industrials — 0.5%
Mills Estruturas e Servicos de Engenharia SA	85,600	307,531

Information Technology — 2.7%
Cielo SA	106,900	1,675,767
Total Brazil		7,739,781

South Africa — 7.5%

Consumer Discretionary — 6.6%
Naspers Ltd. - Class N	31,000	4,010,012

Consumer Staples — 0.9%
Shoprite Holdings Ltd.	38,900	562,991
Total South Africa		4,573,003

Indonesia — 7.0%

Consumer Staples — 0.9%
Unilever Indonesia Tbk PT	216,900	562,587

Financials — 2.2%
Bank Rakyat Indonesia Persero Tbk PT	1,470,600	1,382,335

Health Care — 1.8%
Kalbe Farma Tbk PT	7,307,000	1,077,259

Utilities — 2.1%
Perusahaan Gas Negara Persero Tbk PT	2,685,000	1,299,333
Total Indonesia		4,321,514

Taiwan — 3.2%

Information Technology — 3.2%
Largan Precision Co. Ltd.	26,000	1,946,263

Thailand — 3.1%

Consumer Staples — 1.9%
CP ALL PCL	917,500	1,179,645

Health Care — 1.2%
Bangkok Dusit Medical Services PCL	1,382,800	720,276
Total Thailand		1,899,921

United States — 2.9%

Information Technology — 2.9%
MercadoLibre, Inc.	14,000	1,787,380

United Kingdom — 2.7%

Health Care — 2.7%
Hikma Pharmaceuticals PLC	53,100	1,629,190

Russia — 2.0%

Consumer Staples — 2.0%
Magnit OJSC GDR	26,700	1,206,652

Turkey — 1.9%

Consumer Staples — 1.9%
BIM Birlesik Magazalar AS	56,000	1,197,554

China — 1.9%

Health Care — 1.9%
Shandong Weigao Group Medical Polymer Co. Ltd.	1,416,000	1,138,336

Jersey — 1.5%

Energy — 1.5%
Petrofac Ltd.	85,600	932,525

Philippines — 1.4%

Consumer Staples — 1.4%
Universal Robina Corp.	201,000	876,337

South Korea — 1.2%

Consumer Staples — 1.2%
LG Household & Health Care Ltd.	1,300	736,842

19

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 73.4% (Continued)

Netherlands — 1.1%

Information Technology — 1.1%
Yandex N.V. - Class A	37,000	$664,520

Virgin Islands (British) — 0.9%

Information Technology — 0.9%
Mail.ru Group Ltd. GDR*	33,800	545,673

Portugal — 0.6%

Consumer Staples — 0.6%
Jeronimo Martins SGPS SA	35,400	354,723
Total Common Stocks		$45,002,814

	Number
	of
	Contracts

Low Exercise Price Options — 22.8%

Saudi Arabia — 3.0%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	88,900	1,806,812

India — 19.8%

Adani Ports and Special Economic
Zone
Strike $0.0001, Exp 9/21/16	245,300	1,231,406
Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 9/23/16	52,500	933,450
Asian Paints Ltd.
Strike $0.01, Exp 7/31/18	137,100	1,623,264
Housing Development Finance Corp.
Strike $0.0001, Exp 5/5/16	152,500	2,726,700
ITC Ltd.
Strike $0.0001, Exp 8/4/16	357,900	2,079,399
Jubilant Foodworks Ltd.
Strike $0.01, Exp 7/25/17	75,300	1,632,504
Lupin Ltd.
Strike $0.001, Exp 6/8/17	27,100	612,866
Shriram Transport Finance Co. Ltd.
Strike $0.01, Exp 8/29/18	76,000	1,326,200
Total India		12,165,789
Total Low Exercise Price Options		$13,972,601

	Shares

Investment Funds — 8.2%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	2,559,875	2,559,875
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	2,442,347	2,442,347
Total Investment Funds		$5,002,222

Total Investment Securities —104.4%
(Cost $62,333,793)	$63,977,637

Liabilities in Excess of Other Assets — (4.4%)	(2,679,727)

Net Assets — 100.0%	$61,297,910

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $2,441,960.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Invetsments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$21,247,819	$23,754,995	$—	$45,002,814
Low Exercise Price Options Equity Contracts	—	13,972,601	—	13,972,601
Investment Funds	5,002,222	—	—	5,002,222
				$63,977,637

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Small Cap Growth Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.7%

Health Care — 26.7%

ABIOMED, Inc.*†	84,404	$3,212,416
Acadia Pharmaceuticals, Inc.*†	45,146	1,433,386
Air Methods Corp.*†	69,192	3,046,524
Akorn, Inc.*†	138,590	5,016,958
ANI Pharmaceuticals, Inc.*	44,169	2,490,690
Celldex Therapeutics, Inc.*†	53,473	975,882
Centene Corp.*	35,332	3,669,228
Charles River Laboratories International, Inc.*	88,389	5,625,077
Chemed Corp.†	29,487	3,115,891
China Biologic Products, Inc.*	43,688	2,937,144
DexCom, Inc.*	64,688	3,561,074
Enanta Pharmaceuticals, Inc.*†	55,210	2,807,428
Globus Medical, Inc. - Class A*	71,031	1,688,407
ICON PLC (Ireland)*	91,130	4,646,719
Insulet Corp.*	45,753	2,107,383
Keryx Biopharmaceuticals, Inc.*†	197,450	2,793,918
Medidata Solutions, Inc.*	71,217	3,400,612
Momenta Pharmaceuticals, Inc.*	60,334	726,421
Natus Medical, Inc.*	89,557	3,227,634
Ophthotech Corp.*†	46,576	2,089,865
STERIS Corp.†	56,285	3,650,082
Tandem Diabetes Care, Inc.*†	76,143	967,016
WuXi PharmaTech Cayman, Inc. ADR*	95,845	3,227,101
		66,416,856

Information Technology — 22.4%
Advent Software, Inc.	101,871	3,121,327
ARRIS Group, Inc.*	100,623	3,037,808
Bitauto Holdings Ltd. ADR*	34,878	2,455,761
Ciena Corp.*	139,669	2,710,975
Euronet Worldwide, Inc.*	98,760	5,421,924
Finisar Corp.*†	117,474	2,280,170
Heartland Payment Systems, Inc.	115,324	6,221,730
Leju Holdings Ltd. (Cayman Islands) ADR*	6,728	72,390
Manhattan Associates, Inc.*	89,385	3,639,757
MAXIMUS, Inc.	63,342	3,473,675
Mentor Graphics Corp.	112,885	2,474,439
Power Integrations, Inc.	55,723	2,883,108
PTC, Inc.*	61,607	2,257,897
Radware Ltd. (Israel)*	145,431	3,202,391
Synaptics, Inc.*	32,409	2,231,036
Syntel, Inc.*	73,945	3,326,046
Verint Systems, Inc.*	64,279	3,746,180
Virtusa Corp.*	73,785	3,074,621
		55,631,235

Consumer Discretionary — 16.7%
ANN, Inc.*	57,207	2,086,911
Brinker International, Inc.	45,245	2,655,429
Burlington Stores, Inc.*	69,914	3,304,136
Cracker Barrel Old Country Store, Inc.	47,449	6,678,921
Deckers Outdoor Corp.*	39,617	3,606,732
Finish Line, Inc. (The) - Class A	87,688	2,131,695
G-III Apparel Group Ltd.*	39,219	3,961,511
Iconix Brand Group, Inc.*	83,383	2,817,512
Jumei International Holding Ltd. (Cayman Islands) ADR*†	99,921	1,360,924
Lithia Motors, Inc. - Class A	41,090	3,562,092
Pinnacle Entertainment, Inc.*†	51,936	1,155,576
Restoration Hardware Holdings, Inc.*†	45,157	4,335,524
Skechers U.S.A., Inc. - Class A*	67,875	3,750,094
		41,407,057

Industrials — 10.9%
ArcBest Corp.	86,990	4,033,726
Astronics Corp.*	59,089	3,268,213
AZZ, Inc.	56,930	2,671,156
Hexcel Corp.*	64,564	2,678,760
Korn/Ferry International*	102,849	2,957,937
Primoris Services Corp.	62,520	1,452,965
Proto Labs, Inc.*†	39,874	2,677,938
Saia, Inc.*	79,617	4,407,597
Tutor Perini Corp.*	104,519	2,515,772
voxeljet AG ADR (Germany)*†	37,565	305,028
		26,969,092

Financials — 9.5%
Amtrust Financial Services, Inc.†	29,074	1,635,412
E-House China Holdings Ltd. ADR†	156,074	1,129,976
Financial Engines, Inc.†	70,916	2,591,980
Green Dot Corp. - Class A*	137,291	2,813,093
HFF, Inc. - Class A	121,311	4,357,491
Interactive Brokers Group, Inc. - Class A	109,719	3,199,406
MarketAxess Holdings, Inc.	24,708	1,771,811
PRA Group, Inc.*†	53,836	3,118,719
Virtus Investment Partners, Inc.	17,962	3,062,341
		23,680,229

Materials — 5.2%
CaesarStone Sdot - Yam Ltd. (Israel)	64,753	3,873,524
Constellium NV (Netherlands) - Class A*	79,361	1,303,901
KapStone Paper and Packaging Corp.	116,105	3,403,038
Silgan Holdings, Inc.	57,705	3,092,988
US Silica Holdings, Inc.†	52,086	1,338,089
		13,011,540

Energy — 4.3%
Carrizo Oil & Gas, Inc.*	75,579	3,144,086
Diamondback Energy, Inc.*	34,964	2,090,148
Matador Resources Co.*	84,976	1,719,064
Matrix Service Co.*	102,108	2,279,051
Whiting Petroleum Corp.*	42,336	1,397,088
		10,629,437
Total Common Stocks		$237,745,446

21

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 16.0%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	29,255,577	$29,255,577
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	10,396,270	10,396,270
Total Investment Funds		$39,651,847

Total Investment Securities —111.7%
(Cost $265,552,311)		$277,397,293

Liabilities in Excess of Other Assets — (11.7%)		(29,004,921)

Net Assets — 100.0%		$248,392,372

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $28,518,425.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$237,745,446	$—	$—	$237,745,446
Investment Funds	39,651,847	—	—	39,651,847
				$277,397,293

See accompanying Notes to Portfolios of Investments.

22

Notes to Portfolios of Investments

December 31, 2014 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2014, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Value Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates

23

Notes to Portfolios of Investments (Unaudited) (Continued)

market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Fund may use fair value pricing under the following circumstances, among others:

•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•  If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of a Fund’s fees and expenses.

Options— The Flexible Income Fund and Sands Capital Emerging Markets Growth Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written

24

Notes to Portfolios of Investments (Unaudited) (Continued)

or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of December 31, 2014 the Fund did not hold any written options.

Futures Contracts— The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of December 31, 2014, the Flexible Income Fund held future contracts as shown on the Portfolio of Investments and had cash in the amount of $533,184 held as collateral for future contracts.

Swap Contracts— The Flexible Income Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated, structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes, or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for

25

Notes to Portfolios of Investments (Unaudited) (Continued)

payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). None of the Touchstone Funds intends to trade above the de minimis limitation, and the Flexible Income Fund’s investment advisor has claimed an exclusion from registering with the CFTC as a commodity pool operator and an exemption from registering with the CFTC as a commodity trading advisor.

As of December 31, 2014, the Flexible Income Fund did not hold any swap contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls

26

Notes to Portfolios of Investments (Unaudited) (Continued)

for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2014, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities— The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2014:

Fair Value of Derivative Investments
As of December 31, 2014
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Exchange Contracts*	$350,569	$(208,504)

	Futures - Interest Rate Contracts*	280,958	(327,135)

Sands Capital Emerging Markets Growth Fund	Low Exercise Price Options - Equity Contracts*	13,972,601	—

* Amounts for Forward Foreign Currency Contracts and Futures Contracts represent unrealized appreciation(depreciation). Amounts for Purchased Options and Written Options represent market value.

For the period ended December 31, 2014, the average quarterly balance of outstanding derivative financial instruments were as follow:

		Sands Capital
		Emerging
	Flexible	Markets
	Income	Growth
	Fund	Fund
Equity contracts:
Purchased Options - Cost	$57,020	$—
Written Options - Proceeds	$73,336	$—
Low Exercise Price Options - Cost	$—	$13,074,425
Interest rate contracts:
Futures - Average notional value	$75,401,779	$—

27

Notes to Portfolios of Investments (Unaudited) (Continued)

		Sands Capital
		Emerging
	Flexible	Markets
	Income	Growth
	Fund	Fund
Foreign currency exchange contracts:
Average number of contracts	8	—
Average U.S. dollar amount purchased	$18,181,272	$—
Average U.S. dollar amount sold	$7,032,199	$—

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral value at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Flexible Income Fund	$5,104,142	$5,267,575
Focused Fund	50,435,940	51,872,345
Growth Opportunities Fund	8,563,650	8,844,591
International Value Fund	2,712,742	2,799,190
Large Cap Growth Fund	13,975,000	14,597,247
Mid Cap Growth Fund	19,910,078	20,573,694
Sands Capital Emerging Markets Growth Fund	2,441,960	2,559,875
Small Cap Growth Fund	28,518,425	29,255,577

All cash collateral is received, held and administered by the Funds’custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund also continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2014, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

28

Notes to Portfolios of Investments (Unaudited) (Continued)

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$309,888,542	$7,032,002	$(5,161,488)	$1,870,514
Focused Fund	986,147,339	182,316,750	(18,629,022)	163,687,728
Growth Opportunities Fund	239,606,898	63,315,330	(1,831,764)	61,483,566
International Value Fund	110,880,381	10,379,164	(6,821,631)	3,557,533
Large Cap Growth Fund	601,294,615	184,702,021	(4,640,019)	180,062,002
Mid Cap Growth Fund	645,800,101	172,363,909	(9,646,313)	162,717,596
Sands Capital Emerging Markets Growth Fund	62,333,793	5,056,403	(3,412,559)	1,643,844
Small Cap Growth Fund	265,552,311	20,912,511	(9,067,529)	11,844,982

29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/24/15

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/24/15

* Print the name and title of each signing officer under his or her signature.